FINANCIAL INSTRUMENTS (Details 21) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 763,730	$ 719,953
Percentage of trade receivables	100.00%	100.00%
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 59,844	$ 39,459
Percentage of trade receivables	7.84%	5.48%
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 854	$ 551
Percentage of trade receivables	0.11%	0.08%
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 36	$ 955
Percentage of trade receivables	0.00%	0.13%
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 111	$ 50
Percentage of trade receivables	0.01%	0.01%
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 43	$ 34
Percentage of trade receivables	0.01%	0.00%
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 141	$ 2,238
Percentage of trade receivables	0.02%	0.31%
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 127	$ 56
Percentage of trade receivables	0.02%	0.01%
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 69	$ 97
Percentage of trade receivables	0.01%	0.01%
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 14,481	$ 12,311
Percentage of trade receivables	1.89%	1.71%
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 688,024	$ 664,202
Percentage of trade receivables	90.09%	92.26%